                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 09/30/10

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Avenue, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     15 November 2010
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 55,372,822
Form 13F Information Table Value Total: $ 373,556,268



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

09/30/2010                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
3PAR INC 			COM		88580F 10 9	226,540 	 6,869 	 	 X
ADC TELECOMMUNICATIONS		NOTE 3.500% 7/1	000886 AE 1	12,985,375 	 13,100,000 	 X
ADC TELECOMMUNICATIONS		COM NEW		000886 30 9	7,131,487 	 562,864 	 X
AIRTRAN HLDGS INC		COM		00949P 10 8	5,009,760 	 681,600 	 X
AMERICAN OIL & GAS INC NEW 	COM		028723 10 4	10,529,206 	 1,299,902 	 X
AMERICAN PHYSICIANS CAPITAL	COM		028884 10 4	6,977,096 	 168,285 	 X
AMERICREDIT CORP		NOTE 2.125% 9/1	03060R AR 2	5,960,400 	 6,000,000 	 X
AMERICREDIT CORP		COM		03060R 10 1	27,003,655 	 1,102,190 	 X
APACHE CORP			COM		037411 10 5	8,191,408 	 83,791 	 X
ARCSIGHT INC			COM		039666 10 2	3,183,322 	 73,100 	 X
ATC TECHNOLOGY CORP		COM		00211W 10 4	10,493,718 	 424,160 	 X
BELL MICROPRODUCTS INC		NOTE3.750%3/0	078137 AC 0	15,483,000	 15,483,000	 X
BERKSHIRE HATHAWAY INC DEL	CL A		084670 10 8	35,109,000 	 282 		 X
BURGER KING HLDGS INC		COM		121208 20 1	13,725,054 	 574,751 	 X
CELLU TISSUE HLDGS INC		COM		151169 10 9	7,628,197 	 639,413 	 X
COGENT INC			COM		19239Y 10 8	3,479,280 	 327,000 	 X
DIAMOND MGMT & TECHNOLOGY CO	COM		25269L 10 6	6,797,500 	 543,800 	 X
DIAMOND MGMT & TECHNOLOGY CO	CALL		25269L 90 6	334,163 	 1,407 		 X
DIAMOND MGMT & TECHNOLOGY CO	CALL		25269L 90 6	25,350 	 	 195 		 X
DIVX INC			COM		255413 10 6	2,714,068 	 284,792 	 X
DYNEGY INC DEL			COM		26817G 30 0	95,939 		 19,700 	 X
DYNEGY INC DEL			CALL		26817G 90 0	7,363 		 31 		 X
DYNEGY INC DEL			CALL		26817G 90 0	14,438 		 77 		 X
EXPRESSJET HOLDINGS INC		COM NEW		30218U 30 6	2,959,012 	 443,630 	 X
GLG PARTNERS INC		COM		37929X 10 7	5,742,000 	 1,276,000 	 X
HALLIBURTON CO			COM		406216 10 1	5,373,147 	 162,478 	 X
HEWITT ASSOCS INC		COM		42822Q 10 0	12,068,958 	 239,321 	 X
L-1 IDENTITY SOLUTIONS INC	NOTE3.750%5/1	50212AAB2	1,747,813	 1,750,000	 X
L-1 IDENTITY SOLUTIONS INC	COM		50212A 10 6	6,052,680 	 516,000 	 X
LIBERTY ACQUISITION HLDGS CO	COM		53015Y 10 7	26,406,352 	 2,566,215 	 X
MCAFEE INC			COM		579064 10 6	35,473,356 	 750,600 	 X
MCAFEE INC			CALL		579064 90 6	183,000 	 100 		 X
MCAFEE INC			CALL		579064 90 6	173,000 	 100 		 X
MCAFEE INC			CALL		579064 90 6	150,000 	 200 		 X
MCAFEE INC			CALL		579064 90 6	206,115 	 273 		 X
MCAFEE INC			CALL		579064 90 6	13,375 		 50 		 X
MICROTUNE INC DEL		COM		59514P 10 9	892,052 	 307,604 	 X
NBTY INC			COM		628782 10 4	13,771,665 	 250,485 	 X
NU HORIZONS ELECTRS CORP	COM		669908 10 5	3,023,987 	 435,106 	 X
NYMAGIC INC			COM		629484 10 6	6,721,587 	 261,846 	 X
PACTIV CORP			COM		695257 10 5	20,727,534 	 628,488 	 X
PACTIV CORP			PUT		695257 95 5	13 		 1 		 X
PACTIV CORP			CALL		695257 90 5	94,500 	 	 300 		 X
PHOENIX TECHNOLOGY LTD		COM		719153 10 8	134,519 	 34,492 	 X
PROSPECT MEDICAL HOLDINGS IN	COM		743494 10 6	165,368 	 19,455 	 X
PSYCHIATRIC SOLUTIONS INC	COM		74439H 10 8	7,816,647 	 232,985 	 X
QWEST COMMUNICATIONS INTL IN	COM		749121 10 9	16,683,843 	 2,660,900 	 X
SALARY COM INC			COM		794006 10 6	1,549,579 	 380,732 	 X
TALECRIS BIOTHERAPEUTICS HLD	CALL		874227 90 1	1,035 		 9 		 X
UNICA CORP			COM		904583 10 1	22,061,309 	 1,051,540 	 X
VALEANT PHARMACEUTICALS INTL	COM		91911X 10 4	25 		 1 		 X
ZIONS BANCORPORATION		PUT		989701 95 7	1,980 		 440 		 X
ZIONS BANCORPORATION		PUT		989701 95 7	2,025 		 162 		 X
ZYMOGENETICS INC		COM		98985T 10 9	254,475 	 26,100 	 X





			 					$373,556,268 	 55,372,822